Portfolio of Investments
Columbia Mid Cap Index Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 1.8%
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.(a)	177,940	6,799,087
Entertainment 0.2%
Cinemark Holdings, Inc.(a)	162,498	3,682,205
World Wrestling Entertainment, Inc., Class A	70,377	3,929,851
Total		7,612,056
Interactive Media & Services 0.3%
TripAdvisor, Inc.(a)	145,168	6,307,550
Yelp, Inc.(a)	106,064	4,254,227
Total		10,561,777
Media 1.0%
Cable One, Inc.	8,179	14,849,465
John Wiley & Sons, Inc., Class A	65,564	4,155,446
New York Times Co. (The), Class A	218,335	9,349,105
TEGNA, Inc.	330,767	6,413,572
Total		34,767,588
Wireless Telecommunication Services 0.1%
Telephone and Data Systems, Inc.	149,965	3,857,100
Total Communication Services		63,597,608
Consumer Discretionary 14.5%
Auto Components 1.8%
Adient PLC(a)	141,611	7,089,047
Dana, Inc.	217,852	5,910,325
Fox Factory Holding Corp.(a)	62,947	9,786,999
Gentex Corp.	366,923	13,025,766
Goodyear Tire & Rubber Co. (The)(a)	351,313	6,966,537
Lear Corp.	82,377	15,928,417
Visteon Corp.(a)	42,037	5,147,851
Total		63,854,942
Automobiles 0.6%
Harley-Davidson, Inc.	230,865	11,190,027
Thor Industries, Inc.	83,373	10,254,879
Total		21,444,906
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.(a)	75,524	2,747,563
Graham Holdings Co., Class B	6,081	4,028,906
Grand Canyon Education, Inc.(a)	70,585	6,419,000
H&R Block, Inc.	276,199	6,855,259
Service Corp. International	255,129	13,526,939
Strategic Education, Inc.	36,756	2,603,795
WW International, Inc.(a)	71,676	2,816,867
Total		38,998,329
Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp.(a)	121,282	7,809,348
Choice Hotels International, Inc.(a)	43,484	5,257,650
Churchill Downs, Inc.	52,145	10,404,492
Cracker Barrel Old Country Store, Inc.	35,726	5,634,705
Jack in the Box, Inc.	34,375	3,905,000
Marriott Vacations Worldwide Corp.(a)	62,036	10,688,182
Papa John’s International, Inc.	49,584	4,658,417
Scientific Games Corp., Class A(a)	84,749	6,147,693
Six Flags Entertainment Corp.(a)	114,148	5,185,744
Texas Roadhouse, Inc.	98,545	9,924,467
Travel + Leisure Co.	129,399	8,430,345
Wendy’s Co. (The)	269,656	6,261,412
Wingstop, Inc.	44,705	6,378,509
Wyndham Hotels & Resorts, Inc.	140,299	10,530,843
Total		101,216,807
Household Durables 1.6%
Helen of Troy Ltd.(a)	36,737	7,732,404
KB Home	133,969	6,271,089
Taylor Morrison Home Corp., Class A(a)	193,996	5,746,161
Tempur Sealy International, Inc.	287,572	11,071,522
Toll Brothers, Inc.	168,719	11,007,228
TopBuild Corp.(a)	49,721	9,847,244
Tri Pointe Homes, Inc.(a)	179,504	4,329,636
Total		56,005,284
Internet & Direct Marketing Retail 0.2%
GrubHub, Inc.(a)	140,429	8,441,187
Columbia Mid Cap Index Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 1.2%
Brunswick Corp.	117,117	11,972,871
Mattel, Inc.(a)	524,289	11,120,170
Polaris, Inc.	87,718	11,510,356
YETI Holdings, Inc.(a)	112,894	9,889,514
Total		44,492,911
Multiline Retail 0.7%
Kohl’s Corp.	237,399	13,173,271
Nordstrom, Inc.(a)	163,959	5,499,185
Ollie’s Bargain Outlet Holdings, Inc.(a)	85,703	7,408,167
Total		26,080,623
Specialty Retail 3.1%
American Eagle Outfitters, Inc.	225,222	7,979,615
AutoNation, Inc.(a)	82,966	8,473,318
Dick’s Sporting Goods, Inc.	98,984	9,653,909
Five Below, Inc.(a)	84,134	15,490,752
Foot Locker, Inc.	156,927	9,931,910
Lithia Motors, Inc., Class A	44,781	15,762,464
Murphy U.S.A., Inc.	38,160	5,144,350
Restoration Hardware Holdings, Inc.(a)	24,577	15,755,086
Urban Outfitters, Inc.(a)	103,075	4,036,417
Williams-Sonoma, Inc.	115,330	19,553,048
Total		111,780,869
Textiles, Apparel & Luxury Goods 1.4%
Capri Holdings Ltd.(a)	227,449	12,898,633
Carter’s, Inc.	66,337	6,782,295
Columbia Sportswear Co.	45,985	4,724,039
Deckers Outdoor Corp.(a)	42,420	14,229,365
Skechers U.S.A., Inc., Class A(a)	205,894	9,779,965
Total		48,414,297
Total Consumer Discretionary		520,730,155
Consumer Staples 3.4%
Beverages 0.4%
Boston Beer Co., Inc. (The), Class A(a)	13,861	14,667,156
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	206,722	9,259,078
Casey’s General Stores, Inc.	55,636	12,286,654
Grocery Outlet Holding Corp.(a)	130,523	4,446,919
Sprouts Farmers Market, Inc.(a)	177,619	4,724,666
Total		30,717,317
Food Products 1.8%
Darling Ingredients, Inc.(a)	244,850	16,762,431
Flowers Foods, Inc.	296,472	7,142,010
Hain Celestial Group, Inc. (The)(a)	123,364	5,028,317
Ingredion, Inc.	101,059	9,593,531
Lancaster Colony Corp.	29,454	5,498,178
Pilgrim’s Pride Corp.(a)	73,338	1,763,046
Post Holdings, Inc.(a)	90,143	10,414,221
Sanderson Farms, Inc.	29,927	4,870,619
Tootsie Roll Industries, Inc.	26,845	839,980
TreeHouse Foods, Inc.(a)	84,165	4,099,677
Total		66,012,010
Household Products 0.1%
Energizer Holdings, Inc.	87,507	4,028,822
Personal Products 0.2%
Coty, Inc., Class A(a)	427,230	3,806,619
Nu Skin Enterprises, Inc., Class A	76,563	4,606,030
Total		8,412,649
Total Consumer Staples		123,837,954
Energy 1.3%
Energy Equipment & Services 0.2%
ChampionX Corp.(a)	280,737	7,439,531
Oil, Gas & Consumable Fuels 1.1%
Antero Midstream Corp.	430,888	4,136,525
Cimarex Energy Co.	154,813	10,488,581
CNX Resources Corp.(a)	330,844	4,506,095
EQT Corp.(a)	419,910	8,767,721
Equitrans Midstream Corp.	614,226	5,061,222
Murphy Oil Corp.	217,418	4,715,796
World Fuel Services Corp.	95,056	2,921,071
Total		40,597,011
Total Energy		48,036,542

2	Columbia Mid Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.8%
Banks 7.4%
Associated Banc-Corp.	230,141	5,290,942
BancorpSouth Bank	145,197	4,440,124
Bank of Hawaii Corp.	60,437	5,423,616
Bank OZK	182,034	7,774,672
Cathay General Bancorp	112,546	4,690,917
CIT Group, Inc.	148,639	7,874,894
Commerce Bancshares, Inc.	158,671	12,357,298
Cullen/Frost Bankers, Inc.	84,655	10,218,705
East West Bancorp, Inc.	213,175	15,941,227
First Financial Bankshares, Inc.	214,199	10,784,920
First Horizon Corp.	836,449	15,951,082
FNB Corp.	484,163	6,492,626
Fulton Financial Corp.	244,474	4,236,734
Glacier Bancorp, Inc.	143,697	8,370,350
Hancock Whitney Corp.	130,632	6,467,590
Home Bancshares, Inc.	228,786	6,259,585
International Bancshares Corp.	83,880	3,892,032
PacWest Bancorp	175,893	7,945,087
Pinnacle Financial Partners, Inc.	114,432	10,404,158
Prosperity Bancshares, Inc.	139,940	10,530,485
Signature Bank	85,937	21,462,766
Sterling Bancorp	291,322	7,760,818
Synovus Financial Corp.	223,835	10,994,775
TCF Financial Corp.	229,799	10,915,453
Texas Capital Bancshares, Inc.(a)	76,006	5,235,293
Trustmark Corp.	95,484	3,203,488
UMB Financial Corp.	65,298	6,314,970
Umpqua Holdings Corp.	331,904	6,332,728
United Bankshares, Inc.	194,216	7,999,757
Valley National Bancorp	610,788	8,746,484
Webster Financial Corp.	135,963	7,706,383
Wintrust Financial Corp.	85,669	6,889,501
Total		268,909,460
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.6%
Affiliated Managers Group, Inc.	64,182	10,525,848
Evercore, Inc., Class A	63,280	9,230,021
Factset Research Systems, Inc.	57,190	19,122,048
Federated Hermes, Inc., Class B	141,698	4,505,996
Interactive Brokers Group, Inc., Class A	121,663	8,183,053
Janus Henderson Group PLC	256,937	9,894,644
Jefferies Financial Group, Inc.	304,919	9,797,048
SEI Investments Co.	179,375	11,379,550
Stifel Financial Corp.	158,074	10,951,367
Total		93,589,575
Consumer Finance 0.8%
FirstCash, Inc.	61,797	4,926,457
LendingTree, Inc.(a)	16,408	3,367,742
Navient Corp.	276,732	5,055,893
PROG Holdings, Inc.	101,986	5,376,702
SLM Corp.	504,683	10,219,831
Total		28,946,625
Insurance 4.2%
Alleghany Corp.(a)	21,071	15,098,846
American Financial Group, Inc.	105,384	14,022,395
Brighthouse Financial, Inc.(a)	131,579	6,402,634
Brown & Brown, Inc.	352,569	18,516,924
CNO Financial Group, Inc.	202,753	5,385,120
First American Financial Corp.	165,415	10,637,839
Hanover Insurance Group, Inc. (The)	54,793	7,643,075
Kemper Corp.	92,651	6,936,780
Kinsale Capital Group, Inc.	32,235	5,365,838
Mercury General Corp.	40,013	2,544,827
Old Republic International Corp.	425,987	11,186,418
Primerica, Inc.	59,246	9,610,294
Reinsurance Group of America, Inc.	102,357	12,900,053
RenaissanceRe Holdings Ltd.	76,369	11,769,990
RLI Corp.	59,829	6,310,763
Selective Insurance Group, Inc.	90,173	6,787,322
Total		151,119,118

Columbia Mid Cap Index Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd.	169,921	8,129,021
MGIC Investment Corp.	509,838	7,504,815
New York Community Bancorp, Inc.	701,271	8,394,214
Washington Federal, Inc.	111,697	3,723,978
Total		27,752,028
Total Financials		570,316,806
Health Care 10.7%
Biotechnology 1.7%
Arrowhead Pharmaceuticals, Inc.(a)	156,294	11,346,944
Emergent BioSolutions, Inc.(a)	68,222	4,137,664
Exelixis, Inc.(a)	469,808	10,594,170
Halozyme Therapeutics, Inc.(a)	191,482	7,929,270
Ligand Pharmaceuticals, Inc.(a)	25,015	2,944,266
Neurocrine Biosciences, Inc.(a)	141,465	13,611,762
United Therapeutics Corp.(a)	67,076	12,469,429
Total		63,033,505
Health Care Equipment & Supplies 3.3%
Cantel Medical Corp.(a)	56,645	4,606,938
Envista Holdings Corp.(a)	241,058	10,519,771
Globus Medical, Inc., Class A(a)	116,378	8,386,199
Haemonetics Corp.(a)	76,530	4,320,884
Hill-Rom Holdings, Inc.	99,931	11,120,322
ICU Medical, Inc.(a)	29,604	6,159,408
Integra LifeSciences Holdings Corp.(a)	106,720	7,369,016
LivaNova PLC(a)	73,279	6,121,728
Masimo Corp.(a)	76,566	16,507,629
Neogen Corp.(a)	80,177	7,401,139
NuVasive, Inc.(a)	77,369	5,276,566
Penumbra, Inc.(a)	51,044	12,715,571
Quidel Corp.(a)	57,990	6,849,199
STAAR Surgical Co.(a)	70,120	10,239,623
Total		117,593,993
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.(a)	134,080	8,629,389
Amedisys, Inc.(a)	49,465	12,780,272
Chemed Corp.	24,143	11,862,422
Encompass Health Corp.	149,479	12,823,803
Common Stocks (continued)
Issuer	Shares	Value ($)
HealthEquity, Inc.(a)	124,861	10,378,446
LHC Group, Inc.(a)	47,576	9,365,336
Molina Healthcare, Inc.(a)	87,339	21,953,531
Patterson Companies, Inc.	130,965	4,261,601
Progyny, Inc.(a)	55,160	3,532,446
R1 RCM, Inc.(a)	207,448	4,802,421
Tenet Healthcare Corp.(a)	159,915	10,699,913
Total		111,089,580
Life Sciences Tools & Services 2.0%
Bio-Techne Corp.	58,425	24,178,018
Medpace Holdings, Inc.(a)	41,434	6,921,964
Pra Health Sciences, Inc.(a)	97,193	16,612,227
Repligen Corp.(a)	76,703	14,006,735
Syneos Health, Inc.(a)	134,834	11,851,909
Total		73,570,853
Pharmaceuticals 0.6%
Jazz Pharmaceuticals PLC(a)	90,496	16,120,052
Nektar Therapeutics(a)	274,338	4,957,288
Total		21,077,340
Total Health Care		386,365,271
Industrials 18.2%
Aerospace & Defense 1.0%
Axon Enterprise, Inc.(a)	96,049	13,503,529
Curtiss-Wright Corp.	61,646	7,725,477
Hexcel Corp.(a)	125,888	7,485,301
Mercury Systems, Inc.(a)	84,541	5,533,208
Total		34,247,515
Air Freight & Logistics 0.6%
XPO Logistics, Inc.(a)	153,903	22,612,968
Airlines 0.3%
JetBlue Airways Corp.(a)	475,890	9,565,389
Building Products 2.0%
Builders FirstSource, Inc.(a)	310,854	13,845,437
Lennox International, Inc.	51,708	18,094,180
Owens Corning	158,002	16,850,913
Simpson Manufacturing Co., Inc.	65,256	7,329,554
Trex Company, Inc.(a)	174,377	16,986,064
Total		73,106,148

4	Columbia Mid Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.8%
Brink’s Co. (The)	74,557	5,622,343
Clean Harbors, Inc.(a)	75,914	7,067,593
Healthcare Services Group, Inc.	112,512	3,374,235
Herman Miller, Inc.	88,813	4,245,261
IAA, Inc.(a)	202,614	11,542,920
KAR Auction Services, Inc.(a)	195,311	3,503,879
MSA Safety, Inc.	54,742	9,199,941
Stericycle, Inc.(a)	137,949	10,837,274
Tetra Tech, Inc.	81,660	9,755,920
Total		65,149,366
Construction & Engineering 1.4%
AECOM(a)	222,431	14,460,239
Dycom Industries, Inc.(a)	46,103	3,454,037
EMCOR Group, Inc.	82,516	10,406,093
Fluor Corp.(a)	188,645	3,489,933
MasTec, Inc.(a)	84,928	9,879,674
Valmont Industries, Inc.	31,946	7,922,608
Total		49,612,584
Electrical Equipment 1.6%
Acuity Brands, Inc.	54,251	10,077,123
EnerSys	64,280	6,057,747
Hubbell, Inc.	81,763	15,587,299
nVent Electric PLC	253,256	8,240,950
Regal Beloit Corp.	61,166	8,699,640
Sunrun, Inc.(a)	240,997	10,777,386
Total		59,440,145
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	80,248	15,433,295
Machinery 5.2%
AGCO Corp.	92,881	12,851,944
Colfax Corp.(a)	173,646	7,675,153
Crane Co.	74,449	7,109,135
Donaldson Co., Inc.	189,923	11,697,358
Flowserve Corp.	196,175	8,315,858
Graco, Inc.	254,137	19,243,254
ITT, Inc.	130,255	12,230,945
Kennametal, Inc.	125,788	4,718,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Lincoln Electric Holdings, Inc.	89,842	11,551,884
Middleby Corp. (The)(a)	83,782	13,763,707
Nordson Corp.	81,378	18,040,689
Oshkosh Corp.	102,976	13,535,165
Terex Corp.	104,506	5,472,979
Timken Co. (The)	102,608	9,075,678
Toro Co. (The)	162,059	18,003,134
Trinity Industries, Inc.	123,659	3,435,247
Woodward, Inc.	88,289	11,228,595
Total		187,949,033
Marine 0.2%
Kirby Corp.(a)	90,480	5,911,058
Professional Services 1.8%
ASGN, Inc.(a)	79,810	8,227,613
CACI International, Inc., Class A(a)	37,994	9,686,950
CoreLogic, Inc.	110,155	8,757,323
FTI Consulting, Inc.(a)	51,562	7,092,353
Insperity, Inc.	53,515	4,933,548
KBR, Inc.	212,089	8,640,506
ManpowerGroup, Inc.	82,814	10,019,666
Science Applications International Corp.	87,676	7,878,565
Total		65,236,524
Road & Rail 1.0%
Avis Budget Group, Inc.(a)	77,827	6,834,767
Knight-Swift Transportation Holdings, Inc.	184,587	8,810,338
Landstar System, Inc.	57,805	9,855,752
Ryder System, Inc.	80,861	6,613,621
Werner Enterprises, Inc.	86,026	4,128,388
Total		36,242,866
Trading Companies & Distributors 0.9%
GATX Corp.	52,855	5,214,674
MSC Industrial Direct Co., Inc., Class A	70,350	6,641,040
Univar, Inc.(a)	255,072	6,909,901
Watsco, Inc.	49,496	14,423,134
Total		33,188,749
Total Industrials		657,695,640

Columbia Mid Cap Index Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.7%
Communications Equipment 0.9%
Ciena Corp.(a)	233,644	12,352,759
Lumentum Holdings, Inc.(a)	113,992	9,275,529
Netscout Systems, Inc.(a)	110,588	3,251,287
Viasat, Inc.(a)	102,456	5,448,610
Total		30,328,185
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.(a)	112,340	13,517,872
Avnet, Inc.	149,764	6,598,602
Belden, Inc.	67,246	3,402,647
Cognex Corp.	265,071	21,043,987
Coherent, Inc.(a)	36,816	9,668,250
II-VI, Inc.(a)	157,755	10,627,954
Jabil, Inc.	203,929	11,511,792
Littelfuse, Inc.	36,949	9,652,557
National Instruments Corp.	198,179	8,085,703
SYNNEX Corp.	62,158	7,869,203
Vishay Intertechnology, Inc.	199,726	4,807,405
Vontier Corp.(a)	253,805	8,903,479
Total		115,689,451
IT Services 1.8%
Alliance Data Systems Corp.	74,833	9,058,534
Concentrix Corp.(a)	62,615	9,562,563
Genpact Ltd.	263,473	12,051,255
LiveRamp Holdings, Inc.(a)	100,770	5,062,685
MAXIMUS, Inc.	92,539	8,575,589
Sabre Corp.(a)	477,846	6,618,167
WEX, Inc.(a)	66,545	13,036,831
Total		63,965,624
Semiconductors & Semiconductor Equipment 3.8%
Amkor Technology, Inc.	161,231	3,401,974
Brooks Automation, Inc.	111,764	11,409,987
Cirrus Logic, Inc.(a)	87,407	6,823,864
CMC Materials, Inc.	43,921	6,778,328
Cree, Inc.(a)	173,532	17,354,935
First Solar, Inc.(a)	127,671	9,717,040
Lattice Semiconductor Corp.(a)	205,597	10,911,033
Common Stocks (continued)
Issuer	Shares	Value ($)
MKS Instruments, Inc.	83,156	15,652,454
Semtech Corp.(a)	97,884	6,166,692
Silicon Laboratories, Inc.(a)	66,144	9,032,625
SolarEdge Technologies, Inc.(a)	77,674	20,040,669
Synaptics, Inc.(a)	52,596	6,644,453
Universal Display Corp.	64,554	13,934,626
Total		137,868,680
Software 3.6%
ACI Worldwide, Inc.(a)	176,399	6,749,026
Aspen Technology, Inc.(a)	102,141	13,939,182
Blackbaud, Inc.(a)	72,854	5,150,049
CDK Global, Inc.	183,345	9,596,277
Ceridian HCM Holding, Inc.(a)	197,184	17,640,081
CommVault Systems, Inc.(a)	70,772	5,390,703
Fair Isaac Corp.(a)	44,025	22,279,292
j2 Global, Inc.(a)	63,939	7,962,324
Manhattan Associates, Inc.(a)	96,076	13,064,414
Paylocity Holding Corp.(a)	56,495	9,594,546
Qualys, Inc.(a)	50,775	4,908,927
SailPoint Technologies Holdings, Inc.(a)	137,679	6,406,204
Teradata Corp.(a)	164,137	7,857,238
Total		130,538,263
Technology Hardware, Storage & Peripherals 0.4%
NCR Corp.(a)	195,910	9,442,862
Xerox Holdings Corp.	251,278	5,892,469
Total		15,335,331
Total Information Technology		493,725,534
Materials 6.5%
Chemicals 2.7%
Ashland Global Holdings, Inc.	82,219	7,797,650
Avient Corp.	137,473	7,145,847
Cabot Corp.	85,256	5,420,577
Chemours Co. LLC (The)	248,723	8,936,617
Ingevity Corp.(a)	61,035	5,023,791
Minerals Technologies, Inc.	50,970	4,434,390
NewMarket Corp.	11,018	3,781,708
Olin Corp.	215,016	10,512,132
RPM International, Inc.	195,915	18,323,930

6	Columbia Mid Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Scotts Miracle-Gro Co. (The), Class A	61,232	13,310,000
Sensient Technologies Corp.	63,875	5,541,156
Valvoline, Inc.	273,192	9,015,336
Total		99,243,134
Construction Materials 0.3%
Eagle Materials, Inc.(a)	63,154	9,268,481
Containers & Packaging 0.9%
AptarGroup, Inc.	98,125	14,454,794
Greif, Inc., Class A	39,942	2,464,821
Silgan Holdings, Inc.	117,667	4,957,311
Sonoco Products Co.	151,291	10,215,168
Total		32,092,094
Metals & Mining 2.3%
Cleveland-Cliffs, Inc.(a)	691,145	13,905,837
Commercial Metals Co.	180,804	5,689,902
Compass Minerals International, Inc.	51,160	3,576,084
Reliance Steel & Aluminum Co.	95,775	16,096,904
Royal Gold, Inc.	98,794	12,227,733
Steel Dynamics, Inc.	301,853	18,844,683
United States Steel Corp.	395,242	10,248,625
Worthington Industries, Inc.	51,880	3,443,276
Total		84,033,044
Paper & Forest Products 0.3%
Louisiana-Pacific Corp.	160,381	10,779,207
Total Materials		235,415,960
Real Estate 9.4%
Equity Real Estate Investment Trusts (REITS) 9.0%
American Campus Communities, Inc.	207,266	9,774,665
Apartment Income REIT Corp.	224,169	10,441,792
Brixmor Property Group, Inc.	446,882	10,148,690
Camden Property Trust	146,915	18,420,203
Coresite Realty Corp.	64,402	7,808,742
Corporate Office Properties Trust	168,927	4,662,385
Cousins Properties, Inc.	223,717	8,297,664
CyrusOne, Inc.	181,395	13,377,881
Douglas Emmett, Inc.	248,368	8,623,337
EastGroup Properties, Inc.	59,722	9,440,854
EPR Properties(a)	112,587	5,533,651
Common Stocks (continued)
Issuer	Shares	Value ($)
First Industrial Realty Trust, Inc.	194,445	9,846,695
Healthcare Realty Trust, Inc.	210,437	6,384,659
Highwoods Properties, Inc.	156,489	7,148,417
Hudson Pacific Properties, Inc.	227,319	6,589,978
JBG SMITH Properties	166,463	5,361,773
Kilroy Realty Corp.	159,462	11,195,827
Lamar Advertising Co., Class A	130,243	13,652,071
Life Storage, Inc.	113,634	11,299,765
Macerich Co. (The)	174,792	2,780,941
Medical Properties Trust, Inc.	873,389	18,489,645
National Retail Properties, Inc.	263,934	12,233,341
National Storage Affiliates Trust	96,710	4,458,331
Omega Healthcare Investors, Inc.	349,018	12,781,039
Park Hotels & Resorts, Inc.(a)	355,947	7,400,138
Pebblebrook Hotel Trust	197,741	4,419,511
Physicians Realty Trust	317,112	5,749,241
PotlatchDeltic Corp.	100,770	6,066,354
PS Business Parks, Inc.	30,218	4,682,581
Rayonier, Inc.	207,546	7,926,182
Rexford Industrial Realty, Inc.	197,913	10,930,735
Sabra Health Care REIT, Inc.	317,311	5,543,423
Service Properties Trust	248,199	3,117,379
SL Green Realty Corp.	104,432	8,273,103
Spirit Realty Capital, Inc.	172,964	8,174,279
STORE Capital Corp.	361,210	12,425,624
Urban Edge Properties	165,640	3,205,134
Weingarten Realty Investors	180,822	5,925,537
Total		322,591,567
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.(a)	76,965	15,566,171
Total Real Estate		338,157,738
Utilities 3.3%
Electric Utilities 1.0%
Allete, Inc.	78,266	5,391,745
Hawaiian Electric Industries, Inc.	164,409	7,077,807
IDACORP, Inc.	75,998	7,444,004
OGE Energy Corp.	301,200	10,391,400
PNM Resources, Inc.	129,254	6,348,957
Total		36,653,913

Columbia Mid Cap Index Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.3%
National Fuel Gas Co.	137,277	7,123,303
New Jersey Resources Corp.	144,937	6,191,709
ONE Gas, Inc.	80,177	5,958,755
Southwest Gas Holdings, Inc.	86,173	5,688,280
Spire, Inc.	77,799	5,575,076
UGI Corp.	314,050	14,462,002
Total		44,999,125
Multi-Utilities 0.6%
Black Hills Corp.	94,558	6,220,971
MDU Resources Group, Inc.	301,955	10,163,805
NorthWestern Corp.	76,220	4,828,537
Total		21,213,313
Water Utilities 0.4%
Essential Utilities, Inc.	336,268	16,073,611
Total Utilities		118,939,962
Total Common Stocks (Cost $1,944,833,520)		3,556,819,170

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(c)	46,416,855	46,412,213
Total Money Market Funds (Cost $46,412,206)		46,412,213
Total Investments in Securities (Cost: $1,991,245,726)		3,603,231,383
Other Assets & Liabilities, Net		2,365,788
Net Assets		3,605,597,171

At May 31, 2021, securities and/or cash totaling $4,779,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	199	06/2021	USD	54,261,330	1,127,037	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	42,608,964	181,241,639	(177,438,390)	—	46,412,213	—	5,142	46,416,855
Currency Legend
USD	US Dollar
8	Columbia Mid Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2021 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Index Fund | Quarterly Report 2021	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT196_02_L01_(07/21)